TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets By Jurisdiction) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 7,443	$ 7,451
Domestic [Member]
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	1,047	1,359
Foreign [Member]
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 6,396	$ 6,092